Consolidated Statement of Cash Flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flow from operating activities:
Profit of consolidated and affiliated companies	$ 2,523	$ 2,468	$ 6,570
Adjustments for non-cash items:
Depreciation and amortization	3,046	3,163	3,087
Provision (benefit) for deferred income taxes	(307)	(954)	1,550
Actuarial (gain) loss on pension and postretirement benefits	179	2,624	(3,441)
Other	453	470	481
Changes in assets and liabilities, net of acquisitions and divestitures:
Receivables - trade and other	764	163	835
Inventories	2,274	101	2,658
Accounts payable	(1,165)	222	134
Accrued expenses	(199)	(10)	(108)
Accrued wages, salaries and employee benefits	(389)	901	(279)
Customer advances	(501)	(593)	(301)
Other assets - net	143	(139)	(112)
Other liabilities - net	(146)	(359)	(883)
Net cash provided by (used for) operating activities	6,675	8,057	10,191
Cash flow from investing activities:
Capital expenditures - excluding equipment leased to others	(1,388)	(1,539)	(2,522)
Expenditures for equipment leased to others	(1,873)	(1,840)	(1,924)
Proceeds from disposals of leased assets and property, plant and equipment	760	904	844
Additions to finance receivables	(9,929)	(11,278)	(11,422)
Collections of finance receivables	9,247	9,841	9,567
Proceeds from sale of finance receivables	136	177	220
Investments and acquisitions (net of cash acquired)	(400)	(30)	(195)
Proceeds from sale of businesses and investments (net of cash sold)	178	199	365
Proceeds from sale of securities	351	810	449
Investments in securities	(485)	(825)	(402)
Other - net	(114)	(46)	(26)
Net cash provided by (used for) investing activities	(3,517)	(3,627)	(5,046)
Cash flow from financing activities:
Dividends paid	(1,757)	(1,620)	(1,111)
Distribution to noncontrolling interests	(7)	(7)	(13)
Contribution from noncontrolling interests	0	4	0
Common stock issued, including treasury shares reissued	33	239	128
Treasury shares purchased	(2,025)	(4,238)	(2,000)
Excess tax benefit from stock-based compensation	24	182	96
Proceeds from debt issued (original maturities greater than three months):
Machinery, Energy & Transportation	3	1,994	195
Financial Products	5,129	8,655	9,133
Payments on debt (original maturities greater than three months):
Machinery, Energy & Transportation	(517)	(785)	(1,769)
Financial Products	(7,775)	(8,463)	(9,101)
Short-term borrowings - net (original maturities three months or less)	3,022	1,043	(69)
Net cash provided by (used for) financing activities	(3,870)	(2,996)	(4,511)
Effect of exchange rate changes on cash	(169)	(174)	(43)
Increase (decrease) in cash and short-term investments	(881)	1,260	591
Cash and short-term investments at beginning of period	7,341	6,081	5,490
Cash and short-term investments at end of period	$ 6,460	$ 7,341	$ 6,081